Additional information about derivatives financial instruments - Bunker Oil,Brent Crude Oil and Gasoil purchase cash flows protection program (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / R$ bbl	Dec. 31, 2018 USD ($) T	Dec. 31, 2017 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (324)	$ (67)	$ (240)
Bunker oil purchase cash flows protection program
Derivative financial instruments.
Fair value of assets		$ (28)
Financial settlement inflows (outflows)	2
Call options - Bunker Oil -bought
Derivative financial instruments.
Notional amount (ton) | T		2,100,000
Fair value of assets		$ 1
Financial settlement inflows (outflows)	2
Put options - Bunker Oil - sold
Derivative financial instruments.
Notional amount (ton) | T		2,100,000
Fair value of assets		$ (29)
Brent crude oil purchase cash flows protection program
Derivative financial instruments.
Fair value of assets	8
Value at risk	4
Brent crude oil purchase cash flows protection program | 2020
Derivative financial instruments.
Fair value of liabilities	$ 8
Call options - Brent Crude Oil -bought
Derivative financial instruments.
Notional amount (bbl) | bbl	1,110,000
Average strike per barrel | $ / R$	75
Fair value of assets	$ 11
Value at risk	3
Call options - Brent Crude Oil -bought | 2020
Derivative financial instruments.
Fair value of liabilities	$ 11
Put options - Brent Crude Oil - sold
Derivative financial instruments.
Notional amount (bbl) | bbl	1,110,000
Average strike per barrel | $ / R$	49
Fair value of assets	$ (3)
Value at risk	1
Put options - Brent Crude Oil - sold | 2020
Derivative financial instruments.
Fair value of liabilities	(3)
Gasoil Purchase Cash Flows Protection Program
Derivative financial instruments.
Fair value of assets	4
Value at risk	2
Gasoil Purchase Cash Flows Protection Program | 2020
Derivative financial instruments.
Fair value of liabilities	$ 3
Gasoil Call Options Bought
Derivative financial instruments.
Notional amount (bbl) | bbl	1,035,000
Average strike per barrel | $ / R$	96
Fair value of assets	$ 7
Value at risk	1
Gasoil Call Options Bought | 2020
Derivative financial instruments.
Fair value of liabilities	$ 6
Gasoil Put Options Sold [Member]
Derivative financial instruments.
Notional amount (bbl) | bbl	1,035,000
Average strike per barrel | $ / R$	61
Fair value of assets	$ (3)
Value at risk	1
Gasoil Put Options Sold [Member] | 2020
Derivative financial instruments.
Fair value of liabilities	$ (3)